Employee Benefits - Summary of IAS 19 Components of Obligation Expense Recognized (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	€ 1,353
Transfer from SOP 2012-2021		€ 400
Interest cost		6
Current service cost		947
Ending balance	1,353	1,353
Stock Grant Plan 2021-2027
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	1,353
Transfer from SOP 2012-2021		400
Interest cost		6
Current service cost		947
Ending balance	€ 1,353	€ 1,353